INVESTMENT IN ASSOCIATES AND JOINT VENTURES	6 Months Ended
Jun. 30, 2019
Interests In Other Entities [Abstract]
INVESTMENT IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2019	For the 12 month period ended December 31, 2018
Balance at the beginning of the period	$4,591	$5,572
Share of earnings (loss) for the period(1)	52	(13)
Foreign currency translation and other	26	(296)
Share of other reserves for the period—OCI	(72)	260
Distributions	(84)	(59)
Disposition of interest(1),(2)	(125)	(951)
Acquisitions(3)	235	78
Ending Balance	$4,623	$4,591

1.
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings, a Chilean electricity transmission operation, for $1.3 billion. On disposition, Brookfield Infrastructure recognized a gain on sale of $338 million ($209 million, net of taxes) presented within gain on sale of associate on the Consolidated Statements of Operating Results. In association with the gain, $35 million of accumulated other comprehensive losses were reclassified to share of losses from associates and joint ventures on the Consolidated Statements of Operating Results.

2.
In June 2019, Brookfield Infrastructure sold its 40% interest in its European port operation to a third party. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $10 million.

3.
In March 2019, Brookfield Infrastructure, alongside its institutional partners, acquired an effective 12% interest in a Brazilian data center operation, Ascenty Participacoes S.A (“Ascenty”), for total consideration payable of $188 million. The investment was funded by the partnership through its participation in a Brookfield sponsored infrastructure fund. Please refer to Note 17, Related Party Transactions for additional information. Brookfield maintains 50% of the voting rights of Ascenty in a joint venture with Digital Realty Trust Inc. Brookfield Infrastructure has joint control through its position in the business. Accordingly, our partnership equity accounts for the entity.

The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2019	December 31, 2018
Utilities	$111	$92
Transport	2,382	2,497
Energy	1,178	1,183
Data infrastructure	923	710
Corporate	29	109
Ending Balance	$4,623	$4,591

The following tables summarize the aggregate balances of investments in associates on a 100% basis:

	As of
US$ MILLIONS	June 30, 2019	December 31, 2018
Financial position:
Total assets	$36,732	$33,043
Total liabilities	(19,206)	(16,570)
Net assets	$17,526	$16,473

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2019	2018	2019	2018
Financial performance:
Total revenue	$1,319	$1,406	$2,850	$2,973
Total income for the period	83	32	134	96
Brookfield Infrastructure’s share of net income before reclassification	34	1	52	31
Reclassification of previously recognized foreign currency movements(1)	—	—	—	(35)
Brookfield Infrastructure’s share of net income (loss)	$34	$1	$52	$(4)

1.
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings. In conjunction with the sale, $35 million of accumulated other comprehensive losses were reclassified to the Consolidated Statement of Operating Results and recorded within share of earnings (losses) from associates and joint ventures.